Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 13 – INCOME TAXES
The Company did not record any income tax provision or benefit for the three months ended March 31, 2024 and 2023. The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of its deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements.

NOTE 14 – INCOME TAXES
The Company accounts for income taxes under ASC
740-10,
which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes. The Company’s tax jurisdictions are Florida and Pennsylvania.
The components of the Company’s income tax rate for the years ended December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	7.9%
Stock-based compensation	(4.0)%	(0.4)%
Research and development expenses, net	(3.5)%	(6.4)%
Capitalized transaction costs	(9.8)%	—%
Loss on forward purchase agreement	13.7%
Gain on loan forgiveness	—%	(2.5)%
Net operating loss true-up	—%	2.6%
Other	(3.8)%	(0.2)%
Valuation allowance	(13.6)%	(22.0)%

Effective rate	—%	—%

Significant components of the Company’s deferred tax assets as of December 31, 2023 and 2022 are summarized below.

	December 31,
	2023	2022
Deferred income tax assets:
Net operating losses	$8,775,098	$7,642,000
Accrued interest	1,845,473	747,000
Federal research and development tax credits	68,106	113,000
Amortization of research expense	635,669	585,000
Right of use asset	4,676	29,000
Non-qualified deferred compensation	404,327	263,000
Accrued compensation	357,171	271,000
Change in fair value of forward purchase agreement	2,485,388	—
Capitalization of start-up costs	351,383
Accrual to cash and other	548,665	—
Change in fair value of earnout liability	(3,353,181)
Change in fair value of derivative liabilities	—	275,000

Gross deferred tax asset	12,122,775	9,925,000
Valuation allowance	(12,122,775)	(9,925,000)

Net deferred income tax assets	$—	$—

As of December 31, 2023, the Company had approximately $31.3 million of federal and $30.9 million of state net operating loss carry forwards. Federal and state net operating loss carryforwards were approximately $25.7 million and $29.9 million, respectively, for the year ended December 31, 2022. The Company’s federal net operating loss carry forwards consist of approximately $8.2 million of pre 2018 net operating loss carryforwards, which expire after twenty years and begin to expire starting in 2028. The Company had approximately $23.1 million of post 2017 net operating losses that carry forward indefinitely. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. In addition, the Company has approximately $68,000 of federal research and development credit carryovers, which expire after twenty years and begin to expire starting in 2042. The Company utilized approximately $56,000 of such credits for tax year 2023. Future realization of the credit carry forwards is subject to certain limitations under Section 383 of the Internal Revenue Code. The Company has not undertaken any formal research and development credit study to calculate its credits.
The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Our net deferred tax asset and valuation allowance increased by approximately $2,198,000 and $2,323,000 for the years ended December 31, 2023 and 2022, respectively.
The Company is subject to U.S. federal income tax examinations by tax authorities for all tax years since inception due to unexpired net operating loss carryforwards originating in and after that year. The Company may be subject to income tax examinations for the various state taxing authorities which vary by jurisdiction.
The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.